RESTRUCTURING, SEPARATION AND ADMISSION COSTS (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	£ 132	£ 30
Non-cash restructuring costs	59
Separation and admission costs	19	60
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	86	3
Separation and admission costs	0	1
Selling, general and administration
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	45	26
Separation and admission costs	19	59
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	£ 1	£ 1